Geographic and Other Information	12 Months Ended
Dec. 31, 2015
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Geographic and Other Information

21. Geographic and Other Information

Revenue, classified by the major geographic areas in which our customers are located, was as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
United States	$359,889	$409,765	$465,446
International	160,407	220,080	275,869

Total	$520,296	$629,845	$741,315

The following table presents the amount of tangible long-lived assets by geographic area:

	2014	2015
	(in thousands)
United States	$55,191	$72,025
International	1,646	3,737

Total	$56,837	$75,762

The Company’s revenues are generated primarily from products and services delivered on a subscription basis, which include web hosting, domains, website builders, search engine marketing and other similar services. The Company also generates non-subscription revenues through domain monetization and marketing development funds. Non-subscription revenues increased from $28.3 million, or 4% of total revenue for the year ended December 31, 2014 to $52.6 million, or 7% of revenue for the year ended December 31, 2015. The increase in non-subscription revenues is primarily due to the acquisitions of Directi and BuyDomains.